Income Taxes - Schedule of Income Tax Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes - consolidated	$ 812.7	$ (716.9)
Statutory income tax rate (percent)	26.50%	27.00%
Expected taxes at statutory rates	$ 215.4	$ (193.6)
Permanent differences	10.9	(1.0)
Statutory and other rate differences	(51.6)	(19.6)
Rate adjustment for change in tax rates	(10.7)	1.3
Deferred income tax recovery on regulated assets	(24.8)	(7.3)
Tax differences on divestitures and transactions	(158.2)	(32.3)
Non-controlling interests	3.5	4.7
Change in valuation allowance	(11.1)	(22.3)
Other	(1.0)	6.9
Income tax expense, total	(27.6)	(263.2)
Current
Canada	26.7	23.7
United States	36.6	0.7
Current income tax provision	63.3	24.4
Deferred
Canada	11.6	(166.1)
United States	(102.5)	(121.5)
Deferred income tax expense	$ (90.9)	$ (287.6)
Effective income tax rate (percent)	(3.40%)	36.70%